Investments in Unconsolidated Subsidiaries and Affiliates - Additional Information (Detail) - USD ($) $ in Millions	Sep. 03, 2019	Dec. 31, 2019
Nikola Corporation
Schedule of Equity Method Investments [Line Items]
Cash contribution to acquire noncontrolling interest	$ 50
In-kind cash contribution to acquire noncontrolling interest	50
Expected future contributions	150
Expected future contributions, cash	50
Expected future contributions, services	$ 100
Al Ghazi Tractors Ltd.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		43.20%
Turk Traktor re Ziraat Makineteri A.S.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		37.50%
New Holland HFT Japan Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%
CNH de Mexico S.A. de C.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%
CNH Industrial Capital Europe S.A.S.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.90%
Naveco (Nanjing Iveco Motor Co.) Ltd
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%
SAIC Iveco Commercial Vehicle Investment Company Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%
Transolver Finance Establecimiento Financiero de Credito S.A.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%
Nikola Corporation
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest percentage acquired	2.50%